Other Revenues (Expenses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other revenues:
Chartered flights revenue	$ 1,428,265	$ 902,750	$ 837,712
Others			18,828
Other revenues	1,428,265	902,750	856,540
Other expenses:
Aircraft operational cost	(1,574,171)	(1,095,461)	(1,003,858)
Aircraft depreciation expense	(594,496)	(490,820)	(462,184)
Loss on disposal of property, premises and equipment	(25,999)
Other expenses	$ (2,194,666)	$ (1,586,281)	$ (1,466,042)